PAYROLL AND OTHER ACCRUED LIABILITIES	12 Months Ended
Jul. 31, 2018
Payables and Accruals [Abstract]
PAYROLL AND OTHER ACCRUED LIABILITIES

7. PAYROLL AND OTHER ACCRUED LIABILITIES:

Payroll and other accrued liabilities for the fiscal years ended July 31, 2018 and 2017 consist of the following:

	2018	2017
Payroll	$259,149	$260,741
Interest	16,666	17,161
Professional fees	140,000	145,000
Rents received in advance	644,728	708,747
Utilities	19,200	12,452
Brokers commissions	134,418	287,940
Construction costs	—	146,132
Other	890,198	937,443
Total	2,104,359	2,515,616
Less current portion	2,104,359	2,515,616
Long term portion	$—	$—